                                                   Filed Pursuant to Rule 485(a)
                                                   Registration No.      2-71299
                                                                        811-3153

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   X
                                                                        -----
         Pre-Effective Amendment No.
                                     ------                             ------
         Post-Effective Amendment No.   63                                X
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                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X
                                                                        -----
         Amendment No.   63                                               X
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                        FRANK RUSSELL INVESTMENT COMPANY
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               (Exact Name of Registrant as Specified in Charter)

                     909 A Street, Tacoma, Washington    98402
                  ------------------------------------ ----------
               (Address of Principal Executive Office) (ZIP Code)

        Registrant's Telephone Number, including area code: 253/627-7001



   Gregory J. Lyons, Associate General Counsel                  Robert Fulton, Esq.
         Frank Russell Investment Company                Stradley, Ronon, Stevens & Young
                   909 A Street                              2600 One Commerce Street
             Tacoma, Washington 98402                       Philadelphia, PA 19103-8120
                   253-596-2406                                     215-564-8042


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                     (Name and Address of Agent for Service)


Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

   It is proposed that this filing will become effective (check appropriate box)

   ( ) immediately upon filing pursuant to paragraph (b)
   ( ) on _________________ pursuant to paragraph (b)
   (X) 60 days after filing pursuant to paragraph (a)(1)
   ( ) on (date) pursuant to paragraph (a)(1)
   ( ) 75 days after filing pursuant to paragraph (a)(2)
   ( ) on (date) pursuant to paragraph (a)(2) of rule 485.

   If appropriate, check the following box:
   (X) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            PART A, PART B AND PART C

Registrant hereby incorporates in its entirety each of Part A, Part B and Part C of Post-Effective Amendment No. 61 to Registration Nos. 2-71299 and 811-3153 into, and hereby designates each such Part as constituting in its entirety Part A, Part B and Part C, respectively, of Post-Effective Amendment No. 63 to Registration Nos. 2-71299 and 811-3153.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Frank Russell Investment Company, has duly caused this Post Effective Amendment No. 63 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Tacoma, and State of Washington, on this 30th day of December, 2002.

                                        FRANK RUSSELL INVESTMENT COMPANY

                                                          Registrant

                                        By:  /s/ Leonard P. Brennan
                                             -----------------------------------
                                                Leonard P. Brennan, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on December 30, 2002.

Signatures                                      Signatures

/s/ Leonard P. Brennan                          /s/ Mark E. Swanson
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Leonard P. Brennan, President and               Mark E. Swanson, Treasurer, in his
Chief Executive Officer                         capacity as Chief Accounting Officer


/s/ Lynn L. Anderson                            /s/ Paul E. Anderson
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Lynn L. Anderson, Trustee                       Paul E. Anderson, Trustee



/s/ Paul Anton, PhD                             /s/ William E. Baxter
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Paul Anton, PhD, Trustee                        William E. Baxter, Trustee



/s/ Kristianne Blake                            /s/ Lee C. Gingrich
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Kristianne Blake, Trustee                       Lee C. Gingrich, Trustee


/s/ Eleanor W. Palmer                           /s/ Michael J. Phillips
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Eleanor W. Palmer, Trustee                      Michael J. Phillips, Trustee


/s/ Raymond P. Tennison, Jr.                    /s/ Julie W. Weston
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Raymond P. Tennison, Jr., Trustee               Julie W. Weston, Trustee